Note 10 - Long-term Debt (Detail) - Long-term Debt (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Outstanding	$ 353,269,983	$ 351,068,181
Additions	43,250,000
Repayments	(41,048,198)
Current portion of long-term debt	35,162,544	33,166,887
Current portion of long-term debt associated with vessel held for sale		791,823
Long-term debt	318,107,439	317,109,471
BNP Paribas [Member]
Outstanding	23,500,000	27,297,823
Repayments	(3,797,823)
DuB Nor Bank [Member]
Outstanding	81,569,723	90,766,455
Repayments	(9,196,732)
Scotia Bank [Member]
Outstanding	32,722,764	34,600,514
Repayments	(1,877,750)
Deutche Bank [Member]
Outstanding	26,875,000	29,375,000
Repayments	(2,500,000)
National Bank of Greece [Member]
Outstanding	26,453,500	27,423,000
Repayments	(969,500)
Emporiki Bank [Member]
Outstanding	10,600,000	24,285,502
Repayments	(13,685,502)
DVB Bank [Member]
Outstanding	69,519,800	73,880,423
Repayments	(4,360,623)
NIBC [Member]
Outstanding	17,434,196	19,589,464
Repayments	(2,155,268)
EFG Eurobank [Member]
Outstanding	22,470,000	23,850,000
Repayments	(1,380,000)
NORD/LB [Member]
Outstanding	42,125,000
Additions	43,250,000
Repayments	$ (1,125,000)